SCHEDULE OF RSU’S TRANSACTIONS (Details) - RSU's [member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's, beginning balance	588,884	288,000
Number of RSU's, granted	326,000	523,300
Number of RSU's, Expiry		(36,666)
Number of RSU's, Exercise	(324,668)	(185,800)
Number of RSU's, canceled	(34,166)
Number of RSU's, ending balance	556,000	588,884